Nov. 01, 2019

J.P. MORGAN FUNDS

JPMorgan SmartSpendingSM 2050 Fund

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated April 1, 2020

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated November 1, 2019, as supplemented

On March 16, 2020, the Board of Trustees of JPMorgan Trust IV approved a change to the name of the JPMorgan SmartSpending 2050SM Fund (the “Fund”). Effective May 1, 2020 (the “Effective Date”), the name of the Fund will change from “JPMorgan SmartSpending 2050SM Fund” to “JPMorgan SmartSpending 2015SM Fund.” On the Effective Date, all references in the Summary Prospectuses, Prospectuses and Statement of Additional Information to the “JPMorgan SmartSpending 2050SM Fund” shall be replaced with the “JPMorgan SmartSpending 2015SM Fund.”

On the Effective Date, the following changes will be made to each Summary Prospectus and/or Prospectus:

The “Risk/Return Summary — What is the goal of the Fund?” section of each Summary Prospectus and Prospectus will be deleted and replaced with the following:

The Fund seeks to provide total return consisting of current income and some capital appreciation.

The asset allocation table under the third paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of each Summary Prospectus and Prospectus and the “More About the Funds — Additional Information About the Fund’s Investment Strategies” section of each Prospectus will be deleted and replaced with the following:

Global Equity	20-50%
Global Fixed Income	50-70%
Alternatives	0-20%
Cash & Cash Equivalents	0-20%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE